Income Taxes - Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income (loss) before tax
Net gain on changes in the fair value of equity investments at FVTOCI	$ 802.3	$ 46.6
Currency translation adjustment	91.2	(131.3)
Other comprehensive income (loss)	893.5	(84.7)
Tax expense
Net gain on changes in the fair value of equity investments at FVTOCI	(106.0)	(6.2)
Other comprehensive income (loss)	(106.0)	(6.2)
Income tax expense in other comprehensive income (loss)	(106.0)	(6.2)
Income (loss) after tax
Net gain on changes in the fair value of equity investments at FVTOCI	696.3	40.4
Currency translation adjustment	91.2	(131.3)
Other comprehensive income (loss), net of taxes	$ 787.5	$ (90.9)